CONSOLIDATED STATEMENT OF SHAREHOLDERS' AND COMBINED STATEMENT OF PARENT'S EQUITY - USD ($) shares in Thousands, $ in Thousands	Total IAC Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Total IAC Shareholders' Equity Old IAC	Total IAC Shareholders' Equity Vimeo	Total IAC Shareholders' Equity	Redeemable Noncontrolling Interests Vimeo	Redeemable Noncontrolling Interests	Common Stock Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital Old IAC	Additional Paid-in Capital Vimeo	Additional Paid-in Capital	Retained Earnings	Invested Capital Cumulative Effect, Period of Adoption, Adjustment	Invested Capital	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interests	Cumulative Effect, Period of Adoption, Adjustment	Old IAC	Vimeo	Total
Balance at beginning of period at Dec. 31, 2017						$ 36,811
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings						33,788
Other comprehensive loss, net of income tax						(582)
Stock-based compensation expense						1,138
Distributions to and purchases of noncontrolling interests						(11,282)
Noncontrolling interests created in acquisitions						2,261
Adjustment of redeemable noncontrolling interests to fair value						6,640
Other						(3,087)
Balance at end of period at Dec. 31, 2018						65,687
Balance at beginning of period at Dec. 31, 2017	$ 36,927			$ 1,999,939									$ 36,927	$ 2,007,443	$ (7,504)	$ 3,410	$ 256,381	$ 40,337			$ 2,256,320
Increase (Decrease) in Shareholders' Equity
Net earnings				246,772										246,772			11,811				258,583
Other comprehensive loss, net of income tax				(5,026)											(5,026)		(833)				(5,859)
Stock-based compensation expense				51,327										51,327			95,940				147,267
Distributions to and purchases of noncontrolling interests																	(1,236)				(1,236)
Issuance of ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes				106,204										106,215	(11)		34,502				140,706
Net increase in Old IAC's investment in IAC Holdings, Inc.				(145,461)										(145,461)							(145,461)
Adjustment of noncontrolling interests to fair value				(6,640)										(6,640)							(6,640)
Other				0										0			383				383
Balance at end of period at Dec. 31, 2018				2,284,042										2,296,583	(12,541)		400,358				2,684,400
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings						3,168
Other comprehensive loss, net of income tax						39
Stock-based compensation expense						148
Distributions to and purchases of noncontrolling interests						(40,432)
Noncontrolling interests created in acquisitions						3,739
Adjustment of redeemable noncontrolling interests to fair value						11,554
Other						(85)
Balance at end of period at Dec. 31, 2019						43,818															43,818
Increase (Decrease) in Shareholders' Equity
Net earnings				22,895										22,895			6,120				29,015
Other comprehensive loss, net of income tax				335											335		(66)				269
Stock-based compensation expense				65,893										65,893			65,815				131,708
Issuance of ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes				(32,616)										(32,596)	(20)		(2,106)				(34,722)
Purchase of ANGI Homeservices treasury stock				(57,949)										(57,949)							(57,949)
Net increase in Old IAC's investment in IAC Holdings, Inc.				263,979										263,979							263,979
Adjustment of noncontrolling interests to fair value				(11,554)										(11,554)							(11,554)
Other				0										0			0				0
Balance at end of period at Dec. 31, 2019				2,535,025			$ 0	$ 0			$ 0	$ 0		2,547,251	(12,226)		470,121				3,005,146
Balance at end of period (shares) at Dec. 31, 2019							0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings						(1,434)
Other comprehensive loss, net of income tax						439
Stock-based compensation expense						15
Distributions to and purchases of noncontrolling interests						(3,515)
Noncontrolling interests created in acquisitions						1,121
Issuance of Vimeo common stock and creation of noncontrolling interest, net of fees					$ 8,299
Adjustment of redeemable noncontrolling interests to fair value						183,315
Other						(66)
Balance at end of period at Dec. 31, 2020						$ 231,992															231,992
Increase (Decrease) in Shareholders' Equity
Net earnings				269,726								694,042		(424,316)			294				270,020
Other comprehensive loss, net of income tax				6,094											6,094		1,279				7,373
Stock-based compensation expense				113,761							40,870			72,891			85,267				199,028
Distributions to and purchases of noncontrolling interests																	(1,115)				(1,115)
Issuance of ANGI Homeservices common stock pursuant to stock-based awards, net of withholding taxes				(60,959)							(62,169)			1,248	(38)		(3,183)				(64,142)
Purchase of ANGI Homeservices treasury stock				(64,132)							(9,273)			(54,859)							(64,132)
Stock Issued During Period, Value, New Issues		$ 1,408,298							$ 1,408,298										$ 1,408,298
Net increase in Old IAC's investment in IAC Holdings, Inc.				1,685,995										1,685,995							1,685,995
Cash Merger Consideration Paid				837,913										837,913							837,913
Capitalization as a result of the MTCH Separation							$ 79	$ 6			4,661,231			(4,661,316)							0
Capitalization as a result of the Separation (shares)							79,343	5,789
Issuance of Vimeo common stock and creation of noncontrolling interest, net of fees			$ 141,301							$ 141,301										$ 141,301
Adjustment of noncontrolling interests to fair value				(183,315)							(178,508)			(4,807)							(183,315)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes				(83,382)			$ 1				(83,383)										(83,382)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)							633
Issuance of restricted stock							$ 3				(3)										0
Issuance of restricted stock (shares)							3,000
Adjustment to the capitalization of tax accounts as a result of the MTCH Separation				(8,259)							(8,259)										(8,259)
Other				(491)							(491)						690				199
Balance at end of period at Dec. 31, 2020				$ 6,597,575			$ 83	$ 6			$ 5,909,614	$ 694,042		$ 0	$ (6,170)		$ 553,353				$ 7,150,928
Balance at end of period (shares) at Dec. 31, 2020							82,976	5,789